Non-controlling interest and partial disposal of interest in subsidiary (Details) - CAD ($) $ in Thousands			12 Months Ended
	Jul. 24, 2018	Jul. 23, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Net proceeds from changes in ownership of subsidiary			$ 218,088	$ 0
Non-controlling interest (note 16)				$ 85,714
Peanuts
Disclosure of subsidiaries [line items]
Gross proceeds from change sin ownership of subsidiary		$ 234,610
Net proceeds from changes in ownership of subsidiary		214,112
Transaction costs		8,720
Taxes related to sale of interest in subsidiary		11,778
Increase to noncontrolling interest		$ 174,596
Proportion of ownership interest in subsidiary	41.00%	80.00%
Proportion of voting rights held by non-controlling interests		20.00%
Non-controlling interest (note 16)			$ 256,945
Sony Music Entertainment Japan Inc. (SMEJ) | Peanuts
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		49.00%
Proportion of voting rights held by non-controlling interests		39.00%